Financial Revenue and Expenses - Summary of Financial Income and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Disclosure Of Detail Information About Financial Income And Expenses [line items]
Financial revenues	€ 67	€ 493	€ 616	[1]
Financial expenses	(1,409)	(351)	(3,325)	[1]
Total	€ (1,341)	€ 141	(2,709)	[1]
Scenario, Previously Reported [member]
Disclosure Of Detail Information About Financial Income And Expenses [line items]
Financial revenues			616
Financial expenses			€ (3,325)

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.